Right of Use Assets and Lease Liabilities (Narrative) (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) Employees	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Jan. 01, 2025 USD ($)	Mar. 31, 2023 USD ($)
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Right of use assets carrying value		$ 3,385,382		$ 3,385,382		$ 4,124,563		$ 4,845,738
Interest expense incurred		113,367	$ 93,162	283,842	$ 287,250
Depreciation expense		172,522	190,563	557,169	592,985	$ 785,306
Rental payments		$ 244,059	$ 256,458	766,769	$ 789,796
Change from lease modification	$ 167,015			$ 182,014
Minimum [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Discounted rate of interest		8.00%		8.00%
Maximum [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Discounted rate of interest		12.00%		12.00%
Property In Riverside [Member] | Events after reporting period [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Monthly lease payments							$ 50,439
Property In Riverside [Member] | Events after reporting period [Member] | Minimum [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Monthly lease payments							50,439
Property In Riverside [Member] | Events after reporting period [Member] | Maximum [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Monthly lease payments							$ 56,204
South Charleston Development Authority [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Forgiveness on lease liability				$ 1,300,000
Number of employees set thereafter for eligible forgiveness | Employees				200
Total amount of forgiveness on lease liability				$ 6,700,000